Note 7 - Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2024
Notes Tables
Schedule of Derivative Instruments [Table Text Block]
	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
Derivatives not designated as hedging instruments:	Location	Fair Value	Location	Fair Value
Hot-rolled coil steel contracts	Current portion of derivative assets	$74	Current portion of derivative liability	$1,686
	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
Derivatives not designated as hedging instruments:	Location	Fair Value	Location	Fair Value
Hot-rolled coil steel contracts	Current portion of derivative assets	$536	Current portion of derivative liability	$2,212

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
		Location of Loss	Pre- Tax
	Pre-Tax Gain	Reclassified	Loss Reclassified from
	Recognized in OCI	from AOCI into Net Earnings	AOCI into Net Earnings

For the twelve months ended March 31, 2024
Hot-rolled coil steel contracts	$—	Sales	$(418)
Total	$—		$(418)

For the twelve months ended March 31, 2023
Hot-rolled coil steel contracts	$9,005	Sales	$(4,116)
Total	$9,005		$(4,116)

Derivative Instruments, Gain (Loss) [Table Text Block]
		Gain Recognized in Earnings
	Location of Gain	for Fiscal Year Ended
	Recognized in Earnings	March 31, 2024
Hot-rolled coil steel contracts	Gain on economic hedges of risk	$1,848
		Gain Recognized in Earnings
	Location of Gain	for Fiscal Year Ended
	Recognized in Earnings	March 31, 2023
Hot-rolled coil steel contracts	Gain on economic hedges of risk	$9,306

Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Gain (Loss) on
Derivatives
Balance at March 31, 2023	$(317)
Other comprehensive income, net of loss, before reclassification	—
Total loss reclassified from AOCI (1)	317
Net current period other comprehensive income	317
Balance at March 31, 2024	$—
Gain (Loss) on
Derivatives
Balance at March 31, 2022	(10,269)
Other comprehensive income, net of loss, before reclassification	6,830
Total loss reclassified from AOCI (1)	3,122
Net current period other comprehensive income	9,952
Balance at March 31, 2023	(317)